Promissory Note Payable (Details Narrative) - USD ($)			12 Months Ended
	Aug. 16, 2018	Jun. 28, 2018	Jul. 31, 2019	Jul. 31, 2018
Proceeds from issuance of promissory note				$ 500,000
Principal amount	$ 500,000
Accrued interest	$ 4,000
Debt conversion converted into stock	1,120,633
Promissory Note [Member] | Mr. Tom Y. Lee [Member]
Proceeds from issuance of promissory note		$ 500,000
Debt instrument term		1 year
Debt instrument interest rate		6.50%
Principal amount	$ 500,000
Accrued interest	$ 4,000
Debt conversion converted into stock	1,120,633